SUMMARY OF TAX EFFECTS OF TEMPORARY DIFFERENCES TO SIGNIFICANT PORTIONS OF DEFFERED TAX ASSETS AND LIABILITIES (Details) - USD ($)	Mar. 31, 2022	Mar. 31, 2021
Income Tax Disclosure [Abstract]
Net operating loss carry forward	$ 187,613	$ 76,897
Total gross deferred tax assets	187,613	76,897
Less: valuation allowance	(187,613)	(76,897)
Net deferred tax assets